MetLife Stock Index Portfolio
MetLife Stock Index Portfolio <br/><br/> PORTFOLIO SUMMARY:
Investment Objective
To track the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”).
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MetLife Stock Index Portfolio - USD ($)	Class A	Class B	Class D	Class E	Class G
Shareholder Fees (fees paid directly from your investment)	none	none	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - MetLife Stock Index Portfolio		Class A	Class B	Class D	Class E	Class G
Management Fee		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.10%	0.15%	0.30%
Other Expenses		0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.28%	0.53%	0.38%	0.43%	0.58%
Fee Waiver	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Operating Expenses		0.27%	0.52%	0.37%	0.42%	0.57%
[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 29, 2019 through April 29, 2020, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 29, 2020, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - MetLife Stock Index Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	28	89	156	355
Class B	53	169	295	664
Class D	38	121	212	479
Class E	43	137	240	541
Class G	58	185	323	725

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The S&P 500 Index consists of the common stocks of 500 companies, most of which are listed on the New York Stock Exchange. MetLife Investment Advisors, LLC (“MLIA” or “Subadviser”), subadviser to the Portfolio, manages the Portfolio by purchasing the common stocks of all the companies included in the S&P 500 Index. The S&P 500 Index includes stocks issued by 500 leading companies in leading industries of the U.S. economy. The vast majority of companies included in the S&P 500 Index have a large capitalization. Although the Portfolio seeks to track the performance of the S&P 500 Index, its performance usually will not exactly match that of the index because, among other things, the Portfolio incurs operating expenses. The S&P 500 Index is an unmanaged group of common stocks, and therefore does not incur these expenses. As of December 31, 2018, the market capitalizations of companies in the S&P 500 Index ranged from $2.3 billion to $779.7 billion.

MLIA, under normal circumstances, invests at least 80% of the Portfolio’s net assets in stocks included in a particular stock index. The Portfolio may also invest in real estate investment trusts.

MLIA may rebalance the Portfolio due to, among other things, cash flows into and out of the Portfolio or changes in the S&P 500 Index.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Passive Management Risk.    In attempting to track the returns of an index, the Portfolio may be more susceptible to risks than an actively managed portfolio because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	15.85%
Lowest Quarter	3rd – 2011	-13.94%

Average Annual Total Return as of December 31, 2018
Average Annual Total Returns - MetLife Stock Index Portfolio	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	(4.60%)	8.23%	12.85%
Class B	(4.83%)	7.96%	12.57%
Class D	(4.69%)	8.12%		13.72%	Apr. 28, 2009
Class E	(4.72%)	8.07%	12.68%
Class G	(4.89%)			6.75%	Nov. 12, 2014
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	(4.38%)	8.50%	13.12%